CAPITAL STOCK (Narrative) (Details) - 12 months ended Dec. 31, 2017	USD ($) mo yr shares	CAD ($) mo yr $ / shares shares
Capital Stock 1 | shares	162,000	162,000
Capital Stock 2 | $ / shares		$ 0.15
Capital Stock 3		$ 24,300
Capital Stock 4	$ 18,560
Capital Stock 5 | shares	2,500,000	2,500,000
Capital Stock 6 | $ / shares		$ 0.40
Capital Stock 7	$ 693,728
Capital Stock 8		$ 0.65
Capital Stock 9 | mo	15	15
Capital Stock 10 | shares	147,000	147,000
Capital Stock 11		$ 0.65
Capital Stock 12 | mo	15	15
Capital Stock 13 | shares	408,000	408,000
Capital Stock 14 | $ / shares		$ 0.15
Capital Stock 15	$ 48,756
Capital Stock 16 | shares	554,000	554,000
Capital Stock 17	$ 100,239
Capital Stock 18 | shares	396,000	396,000
Capital Stock 19	$ 69,774
Capital Stock 20 | shares	149,000	149,000
Capital Stock 21	$ 18,901
Capital Stock 22	10.00%	10.00%
Capital Stock 23	10.00%	10.00%
Capital Stock 24 | yr	10	10
Capital Stock 25	$ 22,041
Capital Stock 26	57,059
Capital Stock 27	$ 0
Capital Stock 28 | yr	6	6
Capital Stock 29 | yr	5.6	5.6
Capital Stock 30 | yr	3.7	3.7
Capital Stock 31	$ 103,001
Capital Stock 32	104,519
Capital Stock 33	$ 124,458
Capital Stock 34 | shares	424,000	424,000
Capital Stock 35 | shares	48,000	48,000
Capital Stock 36	$ 0.18
Capital Stock 37		$ 0.225
Capital Stock 38	$ 20,202
Capital Stock 39 | shares	1,231,000	1,231,000
Capital Stock 40	$ 0.12
Capital Stock 41		$ 0.15
Capital Stock 42	$ 86,081
Capital Stock 43 | shares	610,000	610,000
Capital Stock 44	$ 0.24
Capital Stock 45		$ 0.30
Capital Stock 46 | shares	80,000	80,000
Capital Stock 47	$ 0.24
Capital Stock 48		$ 0.30
Capital Stock 49 | shares	125,000	125,000
Capital Stock 50	$ 0.21
Capital Stock 51		$ 0.27
Capital Stock 52	150,000	150,000
Capital Stock 53	$ 0.24
Capital Stock 54		$ 0.30
Capital Stock 55	400,000	400,000
Capital Stock 56	$ 0.31
Capital Stock 57		$ 0.40
Capital Stock 58 | shares	125,000	125,000
Capital Stock 59	$ 0.50
Capital Stock 60		$ 0.65
Capital Stock 61 | shares	250,000	250,000
Capital Stock 62	$ 0.15
Capital Stock 63		$ 0.20
Capital Stock 64	103,001
Capital Stock 65	104,519
Capital Stock 66	124,458
Capital Stock 67	70,712
Capital Stock 68		$ 0.50
Capital Stock 69	1,000
Capital Stock 70	1,000
Capital Stock 71	$ 0